Summary of Expected Benefit Payments (Detail) (UK Plan, USD $) In Millions, unless otherwise specified	Feb. 01, 2014
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2015	$ 9.3
Fiscal 2016	10.3
Fiscal 2017	10.7
Fiscal 2018	10.3
Fiscal 2019	11.9
Fiscal 2020 to Fiscal 2024	$ 62.2